Financial Risk Management - Summary of Lease liabilities by maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Lease Liabilities By Maturity [Line Items]
Lease liabilities	¥ 322,923	¥ 332,406
Total contractual cash flows	363,353	367,428
Within 1 year [member]
Disclosure Of Lease Liabilities By Maturity [Line Items]
Total contractual cash flows	72,062	79,012
Between 1 and 5 years [member]
Disclosure Of Lease Liabilities By Maturity [Line Items]
Total contractual cash flows	103,245	101,205
Later than 5 years [member]
Disclosure Of Lease Liabilities By Maturity [Line Items]
Total contractual cash flows	¥ 188,046	¥ 187,211